6. CONVERTIBLE PREFERRED STOCK (Details Narrative)- annual (USD $)	1 Months Ended	3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended
	Jul. 31, 2005	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2010	Dec. 31, 2008	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014 Annual Member	Dec. 31, 2013 Annual Member	Dec. 31, 2012 Annual Member	Dec. 31, 2010 Annual Member	Dec. 31, 2008 Annual Member	Dec. 31, 2005 Annual Member	Dec. 31, 2008 Annual Member
Stock Issued for Service	7,171,725	1,000,000						6,660,000	225,000		34,000		7,171,725
Value per share			$ 0.001			$ 0.001			$ 0.001	$ 0.001			$ 0.001
Reverse Stock Split					0.0125							80
Preferred Stock Outstanding Beginning					7,171,725	3,489,647	3,489,647	3,489,647	2,989,647					7,171,725
Preferred Shares Outstanding Ending			3,489,647		89,647	3,489,647			3,489,647	2,989,647		89,647
Conversion Ratio				15:1							15:1.
Additional Shares Authorized			500,000	1,400,000					500,000	1,500,000	1,400,000
Common Stock Issued for Payment value				$ 64,000				$ 1,400,000			$ 64,000
Amount of current and oncurrent compensation			$ 225,000	$ 34,000						$ 161,463